Schedule of Assets	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Primis Bank
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Schedule of Asset Held for Investment [Table Text Block]

SBA Defined Contribution Plan for Primis Bank

Schedule of Assets (Held at End of Year)

Schedule H, Line 4i

EIN 20-2453966 Plan 002

December 31, 2025
(a) Lessor or similar party	(b) Identity of issue, borrower	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost **	(e) Current value

Common collective trust:
	Goldman Sachs	Stable Value Fund		$3,136,972
	Wilmington MFS	Growth Fund		2,566,657
	Vanguard	Institutional Target Retirement Income Trust II		2,285,489
	Vanguard	Target Retirement 2020 Trust II		617,700
	Vanguard	Target Retirement 2025 Trust II		4,869,107
	Vanguard	Target Retirement 2030 Trust II		4,622,426
	Vanguard	Target Retirement 2035 Trust II		5,139,023
	Vanguard	Target Retirement 2040 Trust II		4,294,851
	Vanguard	Target Retirement 2045 Trust II		6,016,916
	Vanguard	Target Retirement 2050 Trust II		3,745,442
	Vanguard	Target Retirement 2055 Trust II		1,845,540
	Vanguard	Target Retirement 2060 Trust II		1,416,086
	Vanguard	Target Retirement 2065 Trust II		464,372
	Vanguard	Target Retirement 2070 Trust II		103,914
	Wasatch	Core Growth CIT A		452,781

Mutual funds:
*	Voya	Intermediate Bond Fund		586,187
	Fidelity	U.S. Bond Index Fund		457,654
	Fidelity	500 Index Fund		3,479,821
	Fidelity	Extended Market Index Fund		193,686
	Fidelity	Total International Index Fund		376,309
	Vanguard	Equity Income Fund		1,634,645
	JP Morgan	Mid-Cap Growth Fund		751,776
	Victory	Mid-Cap Value Fund		452,135
	PIMCO	RAE US Small Fund Institutional Class		311,925
	PIMCO	Real Return Fund		276,864
	Cohen & Steers	Real Estate Securities Fund		272,913
	DFA	Emerging Markets Core Equity Fund		409,220
	American Funds	EuroPacific Growth Fund		490,975

*	Primis	Common stock, 104,855 shares		1,512,347

*	Voya	Money market fund		33,993

*	Participant loans***	Maturing through 2030, interest rates ranging from 3.50% to 8.75%, collateralized by participant accounts		911,901
				$53,729,627

*      Party-in-interest

**     Cost information omitted for participant-directed accounts.

***  The accompanying financial statements classify participant loans as notes receivable from participants.

See accompanying report of independent registered public accounting firm.